Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangements [Abstract]
Changes in number and exercise prices of other equity instruments	SARs and TSARs units outstanding at December 31, 2023 and 2022 are as follows:

	SARs		TSARs

	Number of units	Exercise price USD	Number of units	Exercise price USD
Outstanding at December 31, 2021	666,256	$45.70	2,380,237	$42.05
Granted	32,730	48.49	266,090	48.49
Exercised	(129,162)	37.17	(290,577)	35.94
Cancelled	(12,900)	55.70	(21,922)	46.45
Expired	(149,237)	55.66	(145,469)	55.82
Outstanding at December 31, 2022	407,687	$44.67	2,188,359	$42.68
Granted	51,160	50.49	169,190	50.49
Exercised	(50,715)	33.85	(336,535)	31.88
Cancelled	(5,600)	53.69	(13,544)	51.36
Outstanding at December 31, 2023	402,532	$46.65	2,007,470	$45.10
Deferred, restricted and performance share units (old plan and new plan) outstanding as at December 31, 2023 and 2022 are as follows:

	Number of deferred share units	Number of restricted share units	Number of performance share units (new plan)
Outstanding at December 31, 2021	133,418	332,385	689,688
Granted	19,909	104,810	199,430
Performance factor impact on redemption[1]	—	—	(14,796)
Granted in lieu of dividends	2,434	5,561	11,764
Redeemed	—	(82,039)	(119,714)
Cancelled	—	(19,788)	(21,485)
Outstanding at December 31, 2022	155,761	340,929	744,887
Granted	18,417	104,980	179,340
Performance factor impact on redemption[1]	—	—	143,065
Granted in lieu of dividends	2,484	5,267	10,411
Redeemed	(18,962)	(131,398)	(435,035)
Cancelled	—	(8,924)	(11,546)
Outstanding at December 31, 2023	157,700	310,854	631,122
[1]     Performance share units have a feature where the ultimate number of units that vest are adjusted by a performance factor of the original grant as determined by the Company's total shareholder return in relation to a predetermined target over the period to vesting. These units relate to performance share units redeemed in the quarter ended March 31, 2023 and the quarter ended March 31, 2022.

Number and weighted average remaining contractual life of SARs and TSARs outstanding and exercisable
Information regarding the SARs and TSARs outstanding as at December 31, 2023 is as follows:

	Units outstanding at December 31, 2023			Units exercisable at December 31, 2023

Range of exercise prices	Weighted average remaining contractual life (years)	Number of units outstanding	Weighted average exercise price	Number of units exercisable	Weighted average exercise price
SARs
$29.27 to $38.79	3.52	112,962	$32.60	99,800	$31.78
$45.40 to $50.49	2.93	171,010	49.93	98,029	49.96
$54.65 to $78.59	1.39	118,560	55.30	118,560	55.30
	2.64	402,532	$46.65	316,389	$46.23
TSARs
$29.27 to $38.79	3.57	776,194	$33.05	666,922	$32.11
$45.40 to $50.49	3.65	673,316	49.55	330,265	49.62
$54.65 to $78.59	1.66	557,960	56.48	557,960	56.48
	3.07	2,007,470	$45.10	1,555,147	$44.57

SARs and TSARs outstanding and exercisable by range of exercise prices
Information regarding the SARs and TSARs outstanding as at December 31, 2023 is as follows:

	Units outstanding at December 31, 2023			Units exercisable at December 31, 2023

Range of exercise prices	Weighted average remaining contractual life (years)	Number of units outstanding	Weighted average exercise price	Number of units exercisable	Weighted average exercise price
SARs
$29.27 to $38.79	3.52	112,962	$32.60	99,800	$31.78
$45.40 to $50.49	2.93	171,010	49.93	98,029	49.96
$54.65 to $78.59	1.39	118,560	55.30	118,560	55.30
	2.64	402,532	$46.65	316,389	$46.23
TSARs
$29.27 to $38.79	3.57	776,194	$33.05	666,922	$32.11
$45.40 to $50.49	3.65	673,316	49.55	330,265	49.62
$54.65 to $78.59	1.66	557,960	56.48	557,960	56.48
	3.07	2,007,470	$45.10	1,555,147	$44.57

Weighted average assumptions of outstanding SARs and TSARs
The fair value of each outstanding SARs and TSARs grant was estimated on December 31, 2023 and 2022 using the Black-Scholes option pricing model with the following weighted average assumptions:

	2023	2022
Risk-free interest rate	4.5%	4.4%
Expected dividend yield	1.6%	1.9%
Expected life of SARs and TSARs (years)	1.4	1.8
Expected volatility	38%	51%
Expected forfeitures	0%	0%
Weighted average fair value (USD per unit)	$10.75	$8.72